Payroll costs, share based payments and management incentive schemes - Director and Senior Management Share Awards Narrative (Details) € in Millions	1 Months Ended				12 Months Ended
	Feb. 28, 2023 shares	Jan. 31, 2023 shares	Mar. 31, 2022 shares	Sep. 30, 2019 shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 shares $ / shares	Feb. 01, 2023 $ / shares	Jan. 01, 2023 $ / shares	Dec. 31, 2022 shares $ / shares	Mar. 01, 2022 $ / shares	Dec. 31, 2021 shares $ / shares	Jan. 30, 2021 $ / shares
EBITDA
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period					3 years
Vesting period					3 years
Share price performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period					3 years
Vesting period					3 years
Cumulative net sales
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period					3 years
Vesting period					3 years
Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price (in Dollars per share) | $ / shares								$ 16.33			$ 26.23		$ 24.50	$ 25.29
Management Award 2018 | EBITDA
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period					4 years
Vesting period					4 years
Management Award 2018 | Share price performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period					3 years		2 years
Vesting period					3 years		2 years
Management Award 2018 | Share price performance | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period					2 years
Vesting period					2 years
Management Award 2018 | Share price performance | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period					5 years
Vesting period					5 years
Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)								2,503,002			2,699,157		2,016,855
New awards granted in the period					1,296,137	1,140,518
Number of equity instruments exercised (in shares)					761,544	237,800
Restricted Shares | Key management personnel
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expense from share-based payment transactions with employees | €					€ 23.5	€ 7.5	€ 4.3
January 1, 2019 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)								0			152,695		152,695
New awards granted in the period				173,293	0	0
Number of equity instruments exercised (in shares)		152,695			152,695	0
Reclassification of awards for settlement of tax liabilities		73,120
Share price (in Dollars per share) | $ / shares										$ 17.24
January 1, 2019 | Restricted Shares | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)		79,575
January 1, 2020 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)								0			598,173		645,093
New awards granted in the period					0	0
Number of equity instruments exercised (in shares)	414,859				414,859	0
Reclassification of awards for settlement of tax liabilities	192,079
Share price (in Dollars per share) | $ / shares									$ 17.77
January 1, 2020 | Restricted Shares | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)	222,780
January 1, 2022 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)								730,594			894,750		0
New awards granted in the period					0	964,518
Number of equity instruments exercised (in shares)					0	0
January 1, 2023 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)								1,003,808			0
New awards granted in the period					1,209,137
Number of equity instruments exercised (in shares)					0
Other | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)								163,000			176,000		0
New awards granted in the period					87,000	176,000
Number of equity instruments exercised (in shares)					0	0
January 1, 2018 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)								0			193,990		431,790
New awards granted in the period					0	0
Number of equity instruments exercised (in shares)		193,990	237,800		193,990	237,800
Reclassification of awards for settlement of tax liabilities		83,209	99,990
Share price (in Dollars per share) | $ / shares										$ 17.24		$ 25.17
January 1, 2018 | Restricted Shares | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)		110,781	137,810